Schedule III - Real Estate Assets and Accumulated Depreciation (Details) (USD $)																					12 Months Ended										9 Months Ended	12 Months Ended										9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 The Pointe At Canyon Ridge Apartments [Member]	Dec. 31, 2012 Arbors River Oaks Apartments [Member]	Dec. 31, 2012 Lakeshore On The Hill Apartments [Member]	Dec. 31, 2012 The Trails Of Signal Mountain Apartments [Member]	Dec. 31, 2012 Post Oak Place [Member]	Dec. 31, 2012 Merce Apartments [Member]	Dec. 31, 2012 Park At Fox Trails [Member]	Dec. 31, 2012 Estates Of Millenia [Member]	Dec. 31, 2012 Westmont [Member]	Dec. 31, 2012 Esates of Millenia Phase II [Member]	Dec. 31, 2012 Uptown Maitland [Member]	Dec. 31, 2012 MTC East [Member]	Dec. 31, 2012 Ventian [Member]	Dec. 31, 2012 Beckanna On Glenwood Apartments [Member]	Dec. 31, 2012 Terrace At River Oaks [Member]	Dec. 31, 2012 Fontaine Woods [Member]	Dec. 31, 2012 Oak Reserve At Winter Park Apartments [Member]	Dec. 31, 2012 Minimum [Member] The Pointe At Canyon Ridge Apartments [Member]	Dec. 31, 2012 Minimum [Member] Arbors River Oaks Apartments [Member]	Dec. 31, 2012 Minimum [Member] Lakeshore On The Hill Apartments [Member]	Dec. 31, 2012 Minimum [Member] The Trails Of Signal Mountain Apartments [Member]	Dec. 31, 2012 Minimum [Member] Post Oak Place [Member]	Dec. 31, 2012 Minimum [Member] Merce Apartments [Member]	Dec. 31, 2012 Minimum [Member] Park At Fox Trails [Member]	Dec. 31, 2012 Minimum [Member] Estates Of Millenia [Member]	Dec. 31, 2012 Minimum [Member] Westmont [Member]	Dec. 31, 2012 Minimum [Member] Beckanna On Glenwood Apartments [Member]	Sep. 30, 2013 Minimum [Member] Terrace At River Oaks [Member]	Dec. 31, 2012 Minimum [Member] Fontaine Woods [Member]	Dec. 31, 2012 Maximum [Member] Arbors River Oaks Apartments [Member]	Dec. 31, 2012 Maximum [Member] Lakeshore On The Hill Apartments [Member]	Dec. 31, 2012 Maximum [Member] The Trails Of Signal Mountain Apartments [Member]	Dec. 31, 2012 Maximum [Member] Post Oak Place [Member]	Dec. 31, 2012 Maximum [Member] Merce Apartments [Member]	Dec. 31, 2012 Maximum [Member] Park At Fox Trails [Member]	Dec. 31, 2012 Maximum [Member] Estates Of Millenia [Member]	Dec. 31, 2012 Maximum [Member] Westmont [Member]	Dec. 31, 2012 Maximum [Member] Beckanna On Glenwood Apartments [Member]	Sep. 30, 2013 Maximum [Member] Terrace At River Oaks [Member]	Dec. 31, 2012 Maximum [Member] Fontaine Woods [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Real Estate: Encumberances	$ 129,119,000			$ 26,400,000	$ 8,978,000	$ 6,834,000	$ 8,317,000	$ 5,277,000	$ 5,475,000	$ 14,968,000	$ 34,950,000	$ 17,920,000
Real Estate: Initial cost for land and improvements	35,307,660			16,689,020	2,629,500	1,000,000	1,461,174	2,072,896	1,181,801	3,391,705	4,606,185	2,275,379
Real Estate: Initial cost for buildings and improvements	131,587,272			16,717,928	12,840,226	8,660,918	9,815,346	5,694,913	6,112,748	16,491,395	36,069,808	19,183,990
Real Estate: Costs capitalized subsequent to acquisition	2,189,123			711,659	577,730	248,666	312,101	193,237	46,189	99,541
Real Estate: Furniture & Fixtures	6,269,689			2,260,642	506,381	161,379	380,164	245,121	564,339	604,680	1,244,972	302,011
Real Estate: Gross amounts at close of period	175,353,744			36,379,249	16,553,837	10,070,963	11,968,785	8,206,167	7,905,077	20,587,321	41,920,965	21,761,380
Real Estate: Accumulated depreciation	6,862,007			2,439,813	1,151,254	702,853	791,750	419,743	472,085	780,659	73,555	30,295
Land held for future development: Encumberances	4,126,423													4,126,423
Land held for future development: Initial cost for land and improvements	37,858,978												12,942,315	6,133,251	7,783,412	11,000,000
Land held for future development: Costs capitalized subsequent to acquisition	4,763,352												8,403	4,299,711	425,359	29,879
Land held for future development: Gross amounts at close of period	42,622,330												12,950,718	10,432,962	8,208,771	11,029,879
Real estate held for sale: Encumberances																	6,369,269	14,300,000	9,100,000	9,712,122
Real estate held for sale: Initial cost for land and improvements																	712,114	4,762,545	2,012,884	4,149,909
Real estate held for sale: Initial cost for buildings and imrprovements																	15,563,367	14,719,819	10,144,411	6,697,801
Real estate held for sale: Costs capitalized subsequent to acquisition																	104,581	229,630	633,072	62,457
Real estate held for sale: Furniture & Fixtures																	400,000	300,000	408,777	1,116,503
Real estate held for sale: Gross amounts at close of period																	16,780,062	20,011,994	13,199,144	12,026,670
Real estate held for sale: Accumulated depreciation																	758,949	684,678	890,776	1,045,239
Encumbrances	172,726,814
Initial cost for land and improvements	84,804,090
Initial cost for buildings and improvements	178,712,670
Costs capitalized subsequent to acquisition	7,982,215
Furniture & Fixtures	8,494,969
Gross amounts at close of period	279,993,944	216,642,985	117,727,401
Accumulated depreciation	$ 10,241,649	$ 4,951,209	$ 1,453,008
Real Estate: Depreciable lives																					10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	40 years	40 years	40 years	40 years	40 years	40 years	50 years	40 years	40 years	40 years	40 years